Group - Income Statement - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Profit or loss [abstract]
Revenue from product sales		$ 2,155	$ 1,965	$ 4,029
Cost of sales		(1,592)	(1,400)	(2,857)
Gross profit		563	565	1,172
Corporate administration, marketing and related expenses		(42)	(37)	(73)
Exploration and evaluation costs		(84)	(59)	(164)
Impairment, derecognition of assets and profit (loss) on disposal		(2)	(1)	11
Other (expenses) income		(13)	(26)	(136)
Operating profit (loss)		422	442	810
Interest income		31	29	58
Foreign exchange and fair value adjustments		(53)	(31)	(43)
Finance costs and unwinding of obligations		(65)	(55)	(116)
Share of associates and joint ventures’ profit (loss)		72	122	249
Profit (loss) before taxation		407	507	958
Taxation		(94)	(134)	(312)
Profit (loss) for the period		313	373	646
Allocated as follows:
Equity shareholders		298	362	622
Non-controlling interests		$ 15	$ 11	$ 24
Earnings per share [abstract]
Basic profit (loss) per ordinary share (USD per share)	[1]	$ 0.71	$ 0.86	$ 1.48
Diluted profit (loss) per ordinary share (USD per share)	[2]	$ 0.71	$ 0.86	$ 1.48

[1]	Calculated on the basic weighted average number of ordinary shares.
[2]	Calculated on the diluted weighted average number of ordinary shares.